INCOME TAX (Tables)	7 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of Company's net deferred tax asset

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax assets
Net operating loss carryforward	$2,772
Organizational costs/Startup expenses	56,428
Total deferred tax assets	59,200
Valuation allowance	(59,200)
Deferred tax assets, net of allowance	$—

Schedule of components of Company's income tax provision	The income tax provision consists of the following:

December 31,
2020
Federal
Current	$—
Deferred	(59,200)

State
Current	—
Deferred	—
Change in valuation allowance	59,200
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Transaction costs attributable to warrant liabilities	(0.8)%
Change in fair value of warrant liabilities	(19.8)%
Change in valuation allowance	(0.4)%
Income tax provision	0.00%